Schedule of Investments (unaudited)
August 31, 2023
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
TransDigm Group, Inc.(a)	91,834	$ 83,004,161
Automobiles — 3.2%
Tesla, Inc.(a)	416,990	107,616,779
Broadline Retail — 8.1%
Amazon.com, Inc.(a)	1,946,722	268,667,103
Capital Markets — 5.2%
Blackstone, Inc., Class A, NVS	388,662	41,341,977
MSCI, Inc., Class A	126,933	69,003,318
S&P Global, Inc.	158,840	62,084,202
		172,429,497
Chemicals — 1.1%
Sherwin-Williams Co.	137,250	37,293,570
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	199,078	27,271,695
Entertainment — 2.5%
Netflix, Inc.(a)	189,176	82,041,848
Financial Services — 6.4%
Mastercard, Inc., Class A	188,936	77,962,551
Visa, Inc., Class A	554,632	136,261,990
		214,224,541
Health Care Equipment & Supplies — 3.8%
Boston Scientific Corp.(a)	591,695	31,916,028
IDEXX Laboratories, Inc.(a)	62,451	31,938,066
Intuitive Surgical, Inc.(a)	199,140	62,267,095
		126,121,189
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	177,782	84,727,346
Hotels, Restaurants & Leisure — 2.5%
Chipotle Mexican Grill, Inc.(a)	18,473	35,590,821
Evolution AB(b)	426,971	46,179,887
		81,770,708
Interactive Media & Services — 5.8%
Alphabet, Inc., Class A(a)	1,150,268	156,631,994
Meta Platforms, Inc., Class A(a)	126,006	37,283,915
		193,915,909
IT Services — 1.1%
MongoDB, Inc., Class A(a)	23,524	8,969,701
Shopify, Inc., Class A(a)	429,657	28,567,894
		37,537,595
Life Sciences Tools & Services — 3.2%
Danaher Corp.	224,584	59,514,760
Thermo Fisher Scientific, Inc.	85,002	47,354,614
		106,869,374
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc.	211,643	34,540,138
Pharmaceuticals — 3.8%
Eli Lilly & Co.	174,293	96,593,181
Zoetis, Inc., Class A	163,385	31,126,476
		127,719,657
Semiconductors & Semiconductor Equipment — 14.5%
ASML Holding NV, Registered Shares	139,229	91,964,932
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	117,225	$ 108,185,780
KLA Corp.	134,931	67,717,821
NVIDIA Corp.	436,029	215,202,113
		483,070,646
Software — 19.1%
Cadence Design Systems, Inc.(a)	275,486	66,237,854
Intuit, Inc.	259,840	140,783,910
Microsoft Corp.	873,418	286,271,484
Palo Alto Networks, Inc.(a)	148,852	36,215,692
Roper Technologies, Inc.	109,473	54,633,595
ServiceNow, Inc.(a)	90,365	53,209,623
		637,352,158
Specialty Retail — 0.8%
Ross Stores, Inc.	220,003	26,798,566
Technology Hardware, Storage & Peripherals — 8.6%
Apple Inc.	1,530,415	287,519,066
Textiles, Apparel & Luxury Goods — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	60,314	51,004,993
NIKE, Inc., Class B	308,327	31,359,939
		82,364,932
Total Common Stocks — 99.1% (Cost: $1,681,007,140)		3,302,856,478
Preferred Securities
Preferred Stocks — 0.9%
IT Services — 0.9%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $19,426,516)(a)(c)(d)	177,291	30,793,643
Total Long-Term Investments — 100.0% (Cost: $1,700,433,656)		3,333,650,121
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(f)	3,960,149	3,960,149
Total Short-Term Securities — 0.1% (Cost: $3,960,149)		3,960,149
Total Investments — 100.1% (Cost: $1,704,393,805)		3,337,610,270
Liabilities in Excess of Other Assets — (0.1)%		(3,977,645)
Net Assets — 100.0%		$ 3,333,632,625
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $30,793,643, representing 0.9% of its net assets as of period end, and an original cost of $19,426,516.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,248,701	$ 2,711,448(a)	$ —	$ —	$ —	$ 3,960,149	3,960,149	$ 46,451	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—	(341)(a)	341	—	—	—	1,028(c)	—
				$ 341	$ —	$ 3,960,149		$ 47,479	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 83,004,161	$ —	$ —	$ 83,004,161
Automobiles	107,616,779	—	—	107,616,779
Broadline Retail	268,667,103	—	—	268,667,103
Capital Markets	172,429,497	—	—	172,429,497
Chemicals	37,293,570	—	—	37,293,570
Commercial Services & Supplies	27,271,695	—	—	27,271,695
Entertainment	82,041,848	—	—	82,041,848
Financial Services	214,224,541	—	—	214,224,541
Health Care Equipment & Supplies	126,121,189	—	—	126,121,189

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Providers & Services	$ 84,727,346	$ —	$ —	$ 84,727,346
Hotels, Restaurants & Leisure	35,590,821	46,179,887	—	81,770,708
Interactive Media & Services	193,915,909	—	—	193,915,909
IT Services	37,537,595	—	—	37,537,595
Life Sciences Tools & Services	106,869,374	—	—	106,869,374
Oil, Gas & Consumable Fuels	34,540,138	—	—	34,540,138
Pharmaceuticals	127,719,657	—	—	127,719,657
Semiconductors & Semiconductor Equipment	483,070,646	—	—	483,070,646
Software	637,352,158	—	—	637,352,158
Specialty Retail	26,798,566	—	—	26,798,566
Technology Hardware, Storage & Peripherals	287,519,066	—	—	287,519,066
Textiles, Apparel & Luxury Goods	31,359,939	51,004,993	—	82,364,932
Preferred Securities	—	—	30,793,643	30,793,643
Short-Term Securities
Money Market Funds	3,960,149	—	—	3,960,149
	$ 3,209,631,747	$ 97,184,880	$ 30,793,643	$ 3,337,610,270
Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor’s
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